Income Taxes - DTA and DTL (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Non-capital Loss
Deferred income tax liabilities, net	$ 417.5	$ 207.2	$ 143.1
Share issue and debt issue costs deferred income tax liabilities
Non-capital Loss
Net deferred tax liabilities	0.2	0.2
Royalty stream and working interests deferred income tax assets
Non-capital Loss
Net deferred tax assets	21.8	22.8
Royalty stream and working interests deferred income tax liabilities
Non-capital Loss
Net deferred tax liabilities	385.5	233.9
Non-capital loss carry-forwards deferred income tax assets
Non-capital Loss
Net deferred tax assets	1.4	6.4
Non-capital loss carry-forwards deferred income tax liabilities
Non-capital Loss
Net deferred tax liabilities	(52.1)	(2.6)
Investments deferred income tax liabilities
Non-capital Loss
Net deferred tax liabilities	117.0	14.7
Other deferred income tax assets
Non-capital Loss
Net deferred tax assets		1.6
Other deferred income tax liabilities
Non-capital Loss
Net deferred tax liabilities	(9.9)	(8.2)
Deferred income tax assets
Non-capital Loss
Net deferred tax assets	23.2	30.8
Deferred income tax liabilities
Non-capital Loss
Net deferred tax liabilities	$ 440.7	$ 238.0